5. INSURANCE SUBSIDIARY RESTRICTIONS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	99.00%	97.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 121.8
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 91.6